MARCH 31, 2001


                                                        ASSET CLASSES

                                                        *  EQUITY FUNDS
                                                       (*) FUNDS OF FUNDS
                                                        *  BOND FUNDS
                                                        *  TAX FREE FUNDS
                                                        *  MONEY MARKET FUNDS


FUND PROFILE



FIRST AMERICAN

STRATEGY
       FUNDS

U.S. BANCORP
401(k) SAVINGS PLAN


AGGRESSIVE GROWTH FUND

GROWTH FUND

GROWTH AND INCOME FUND

INCOME FUND


THIS PROFILE IS INTENDED FOR USE IN CONNECTION WITH THE U.S. BANCORP 401(k) SAVINGS PLAN AND IS NOT INTENDED FOR USE BY OTHER INVESTORS.

THIS PROFILE SUMMARIZES KEY INFORMATION ABOUT THE FUND THAT IS INCLUDED IN THE FUND'S PROSPECTUS. THE FUND'S PROSPECTUS INCLUDES ADDITIONAL INFORMATION ABOUT THE FUND, INCLUDING A MORE DETAILED DESCRIPTION OF THE RISKS ASSOCIATED WITH INVESTING IN THE FUND THAT YOU MAY WANT TO CONSIDER BEFORE YOU INVEST. YOU MAY OBTAIN THE PROSPECTUS AND OTHER INFORMATION ABOUT THE FUND AT NO COST BY CALLING FIRST AMERICAN FUNDS INVESTOR SERVICES AT 800-637-2548, OR BY CONTACTING YOUR INVESTMENT PROFESSIONAL.


[LOGO] FIRST AMERICAN FUNDS(R)
       THE POWER OF DISCIPLINED INVESTING(R)

FIRST AMERICAN STRATEGY FUNDS

--------------------------------------------------------------------------------
OBJECTIVES

STRATEGY AGGRESSIVE GROWTH FUND seeks a high level of capital growth.

STRATEGY GROWTH FUND seeks capital growth with a moderate level of current income.

STRATEGY GROWTH AND INCOME FUND seeks both capital growth and current income.

STRATEGY INCOME FUND seeks a high level of current income consistent with limited risk to capital.

--------------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES

Each fund seeks to achieve its objectives by investing in a variety of other mutual funds that are also advised by the funds' investment advisor. Strategy Aggressive Growth Fund and Strategy Growth Fund seek their objectives by providing high allocations to various equity categories, including small company and international company equity securities, with relatively little emphasis on fixed income securities. Strategy Growth and Income Fund takes a more evenly balanced approach to equity securities and fixed income investments. Strategy Income Fund provides a high allocation to fixed income investments, but also has a limited equity component designed to help offset inflation and provide a source for potential increases in income over time.

The underlying funds in which the Strategy Funds invest include the 11 equity funds and two fixed income funds named in the table below and Prime Obligations Fund, a money market fund. The funds' advisor allocates and reallocates each fund's assets among the underlying funds within ranges designed to reflect the funds' differing balances between the investment objectives of current income and growth of capital. The following table illustrates these ranges, expressed as percentages of the funds' net assets.

                                      Aggressive                           Growth and
                                     Growth Fund         Growth Fund       Income Fund        Income Fund
-----------------------------------------------------------------------------------------------------------
                                      MIN        MAX       MIN     MAX       MIN     MAX       MIN      MAX
-----------------------------------------------------------------------------------------------------------
EQUITY FUNDS AS A WHOLE              60%       100%       50%    90%        35%    75%        15%       45%
Equity Income Fund                    0%        15%        0%    25%         0%    35%         0%       45%
Equity Index Fund                     0%        80%        0%    75%         0%    60%         0%       35%
Large Cap Growth Fund                 5%        50%        5%    45%         5%    40%         0%       25%
Large Cap Value Fund                  5%        50%        5%    45%         5%    40%         0%       25%
Mid Cap Growth Fund                   0%        40%        0%    30%         0%    20%         0%       10%
Mid Cap Value Fund                    0%        40%        0%    30%         0%    20%         0%       10%
Small Cap Growth Fund                 0%        40%        0%    30%         0%    20%         0%       10%
Small Cap Value Fund                  0%        40%        0%    30%         0%    20%         0%       10%
Real Estate Securities Fund           0%        15%        0%    15%         0%    15%         0%       15%
Emerging Markets Fund                 0%        15%        0%    15%         0%    10%         0%        5%
International Fund                    0%        35%        0%    30%         0%    25%         0%       15%
FIXED INCOME FUNDS AS A WHOLE         0%        40%       10%    50%        25%    65%        55%       85%
Fixed Income Fund                     0%        40%        0%    50%        10%    65%        25%       85%
Strategic Income Fund                 0%        15%        0%    20%         0%    20%         0%       25%
PRIME OBLIGATIONS FUND                0%        35%        0%    35%         0%    35%         0%       35%
-----------------------------------------------------------------------------------------------------------

In addition to investing in Prime Obligations Fund, each fund also may invest in cash, U.S. dollar-denominated high-quality money market instruments and other short-term securities. Normally, each fund's aggregate investment in these items and in Prime Obligations Fund will not exceed the maximum percentage in the above table for Prime Obligations Fund. However, in an attempt to respond to adverse market, economic, political, or other conditions, each fund may temporarily invest without limit in cash, U.S. dollar-denominated high-quality money market instruments and other short-term securities. Investing a significant percentage of a fund's assets in these securities may prevent the fund from achieving its objectives.

Additional information about the funds' investments is available in the funds' annual and semiannual reports to shareholders. In the funds' annual report you will find a discussion of the market conditions and investment strategies that significantly affected the funds' performance during the last fiscal year. You may obtain either or both of these reports at no cost by calling First American Investor Services at 800-637-2548.

               NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

                             1      FUND PROFILE - First American Strategy Funds

FIRST AMERICAN STRATEGY FUNDS CONTINUED

--------------------------------------------------------------------------------
MAIN RISKS

The value of your investment in a fund will change daily, which means you could lose money. The main risks of investing in the funds include:

Active Management. Each fund is actively managed and its performance, therefore, will reflect in part the advisor's ability to make asset allocation and other investment decisions which are suited to achieving the fund's investment objectives. Due to their active management, the funds could underperform other mutual funds with similar investment objectives.

Additional Expenses. Investing in the underlying funds through an investment in one of the Strategy Funds involves additional expenses that would not be present in a direct investment in the underlying funds.

Risks Associated with the Underlying Funds. The Strategy Funds are subject to the risks of the underlying funds in which they invest. These risks include:

o The underlying funds (other than Equity Index Fund) are actively managed and therefore may underperform other mutual funds with similar investment objectives.
o Each underlying fund is subject to the risk of generally adverse markets. In general, the market prices of equity securities frequently are subject to greater volatility than the prices of fixed income securities. Therefore, the net asset values of funds which invest higher proportions of their assets in equity funds may be more volatile than funds which are limited to lower proportions.
o Small Cap Growth Fund, Small Cap Value Fund, Emerging Markets Fund and International Fund are subject to the risks of investing in small-capitalization companies. These stocks historically have experienced greater price volatility than stocks of larger-capitalization companies.
o Mid Cap Growth Fund and Small Cap Growth Fund invest in initial public offerings (IPOs). IPOs generally have limited operating histories, and prospects for future profitability are uncertain. Prices of IPOs may also be unstable due to the absence of a prior public market, the small number of shares available for trading, and limited investor information.
o Mid Cap Growth Fund and Mid Cap Value Fund invest in stocks of mid-capitalization companies. Although these stocks may be slightly less volatile than those of small- capitalization companies, they still involve substantial risk.
o Real Estate Securities Fund is subject to risks associated with non-diversification and with concentrating its investments in the real estate industry and to the risks associated with direct investments in real estate investment trusts.
o International Fund, Emerging Markets Fund, and Strategic Income Fund are subject to risks associated with investing in foreign securities, including currency risk. These risks are particularly significant in emerging markets, where Strategic Income Fund may invest and where Emerging Markets Fund primarily invests. International Fund and Emerging Markets Fund are also subject to the risks of entering into foreign currency hedging transactions.
o Most of the other equity funds invest a portion of their assets in foreign securities which are dollar-denominated and publicly traded in the United States and which may involve risks not associated with the securities of domestic issuers.
o Equity Index Fund is subject to risks associated with its use of options, futures, contracts, and options on futures contracts if securities prices do not move in the direction anticipated by the fund's advisor when entering into the options or the futures contracts.
o The fixed income funds are subject to interest rate risk (the risk that debt securities held by a fund will decrease in value when interest rates rise), income risk (the risk that a fund's income could decline due to falling market interest rates), credit risk (the risk that the issuer of debt securities will not make timely principal or interest payments on its securities), and call risk (the risk that the issuer of debt securities will prepay those securities before their stated maturity, requiring the fund to reinvest the prepayment at a lower interest rate).
o The fixed income funds may invest in mortgage- and/or asset-backed securities. These are subject to the risk that falling interest rates will cause faster than expected prepayments of the obligations underlying the securities, which must be reinvested at lower interest rates. They are also subject to the risk that rising interest rates will cause prepayments to slow, extending the life of mortgage- and asset-backed securities with lower interest rates.
o Each fixed income fund may invest up to 25% of its total assets in dollar-roll transactions, which could increase the volatility of the fund's share price and possibly diminish the fund's investment performance.
o Most of the underlying funds lend their portfolio securities to broker-dealers, banks, and other institutions. These funds are subject to the risk that the other party to the securities lending agreement will default on its obligations.
o Strategic Income Fund may invest a significant portion of its assets in non-investment grade debt obligations, which are commonly called "high-yield" securities or "junk bonds."
    In addition, Equity Income Fund may invest in non-investment grade convertible debt obligations. High yield securities generally have more volatile prices and carry more risk to principal than investment grade securities.
o Prime Obligations Fund seeks to preserve a value of $1.00 per share. A major change in interest rates or a default on a security or repurchase agreement held by the fund could cause the value to decline.

Possible Conflicts of Interest. The funds and the underlying funds have the same officers, directors, and investment advisor. If situations arise in which the interests of the funds are different from those of the underlying funds, these officers and directors and the advisor could be subject to conflicts of interest. The advisor will monitor the operations of the funds and the underlying funds for potential conflicts of interest, and recommend to the funds' board of directors the steps which it believes are necessary to avoid or minimize adverse consequences to the funds and the underlying funds.

                             2      FUND PROFILE - First American Strategy Funds

FIRST AMERICAN STRATEGY FUNDS CONTINUED

--------------------------------------------------------------------------------
FUND PERFORMANCE

The charts and tables that follow provide you with information on each fund's volatility and performance. Of course, past performance does not guarantee future results.

Each fund's bar chart shows you how performance of the fund's shares has varied from year to year. Sales charges are not reflected in the chart; if they were, returns would be lower.

The tables compare each fund's performance over different time periods to that of the fund's benchmark indices, which are broad measures of market performance. Although each fund typically has a 5.25% maximum sales charge, see "Fees and Expenses," the sales charge is waived for purchases of the shares in 401(k) plans. Performance for each fund in the table therefore shows performance of the funds without applicable sales charges otherwise reflected in the funds' prospectus. Each fund's performance reflects annual fund operating expenses; the benchmarks are unmanaged and have no expenses.

Both the charts and the tables assume that all distributions have been reinvested.

STRATEGY AGGRESSIVE GROWTH FUND
ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1)

[BAR CHART]

18.01%   7.36%   26.49%   -1.75%
------------------------------------
1997     1998     1999     2000

Best Quarter:
Quarter ending:    December 31, 1999      20.43%

Worst Quarter:
Quarter ending:    September 30, 1998    (14.93)%

AVERAGE ANNUAL TOTAL RETURNS            Inception      Year      One       Since
AS OF 12/31/00                               Date   To Date(2)  Year   Inception
--------------------------------------------------------------------------------
Strategy Aggressive Growth Fund           10/1/96    (11.80)%   (1.75)%   12.24%
--------------------------------------------------------------------------------
Standard & Poor's Composite 500 Index(3)             (11.86)%   (9.11)%   17.94%
--------------------------------------------------------------------------------
Lehman Government/Credit Bond Index(4)                 3.20%    11.84%     6.97%
--------------------------------------------------------------------------------
(1) Total return for the period from 1/1/2001 to 3/31/2001 was (11.80)%.
(2) Year to date performance for the fund and the indices is for the period from 1/1/2001 to 3/31/2001.
(3) An unmanaged index of large capitalization stocks. The since inception performance of the index is calculated from 10/31/96.
(4) An unmanaged index of Treasury securities, other securities issued by the U.S. government or its agencies or instrumentalities, and investment grade corporate debt securities. The since inception performance of the index is calculated from 10/31/96.
PERFORMANCE MAY BE LOWER DUE TO RECENT MARKET VOLATILITY.

STRATEGY GROWTH FUND
ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1)

[BAR CHART]

16.36%   7.52%   19.13%   1.13%
------------------------------------
1997     1998     1999    2000

Best Quarter:
Quarter ending:    December 31, 1999     14.91%

Worst Quarter:
Quarter ending:    September 30, 1998   (11.92)%

AVERAGE ANNUAL TOTAL RETURNS             Inception     Year      One       Since
AS OF 12/31/00                                Date  To Date(2)   Year  Inception
--------------------------------------------------------------------------------
Strategy Growth Fund                       10/1/96   (9.21)%    1.13%    11.13%
--------------------------------------------------------------------------------
Standard & Poor's Composite 500 Index(3)            (11.86)%   (9.11)%   17.94%
--------------------------------------------------------------------------------
Lehman Government/Credit Bond Index(4)                3.20%    11.84%     6.97%
--------------------------------------------------------------------------------
(1) Total return for the period from 1/1/2001 to 3/31/2001 was (9.21)%.
(2) Year to date performance returns for the funds and the indices are for the period from 1/1/2001 to 3/31/2001.
(3) An unmanaged index of large capitalization stocks. The since inception performance of the index is calculated from 10/31/96.
(4) An unmanaged index of Treasury securities, other securities issued by the U.S. government or its agencies or instrumentalities, and investment grade corporate debt securities. The since inception performance of the index is calculated from 10/31/96.
PERFORMANCE MAY BE LOWER DUE TO RECENT MARKET VOLATILITY.


                             3      FUND PROFILE - First American Strategy Funds

FIRST AMERICAN STRATEGY FUNDS CONTINUED

--------------------------------------------------------------------------------

STRATEGY GROWTH AND INCOME FUND
ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1)

[BAR CHART]

13.96%    8.20%   13.15%    2.07%
-------------------------------------
1997     1998     1999     2000

Best Quarter:
Quarter ending:    December 31, 1999     10.33%

Worst Quarter:
Quarter ending:    September 30, 1998    (8.30)%

AVERAGE ANNUAL TOTAL RETURNS             Inception     Year     One        Since
AS OF 12/31/00                                Date  To Date(2)  Year   Inception
--------------------------------------------------------------------------------
Strategy Growth and Income Fund            10/1/96   (6.48)%    2.07%     9.96%
--------------------------------------------------------------------------------
Standard & Poor's Composite 500 Index(3)            (11.86)%   (9.11)%   17.94%
--------------------------------------------------------------------------------
Lehman Government/Credit Bond Index(4)                3.20%    11.84%     6.97%
--------------------------------------------------------------------------------
(1) Total return for the period from 1/1/2001 to 3/31/2001 was (6.48)%.
(2) Year to date performance returns for the fund and the indices are for the period from 1/1/2001 to 3/31/2001.
(3) An unmanaged index of large capitalization stocks. The since inception performance of the index is calculated from 10/31/96.
(4) An unmanaged index of Treasury securities, other securities issued by the U.S. government or its agencies or instrumentalities, and investment grade corporate debt securities. The since inception performance of the index is calculated from 10/31/96.
PERFORMANCE MAY BE LOWER DUE TO RECENT MARKET VOLATILITY.

STRATEGY INCOME FUND

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1)

[BAR CHART]

12.72%   8.46%   -0.39%   7.61%
-----------------------------------
1997     1998     1999    2000

Best Quarter:
Quarter Ending:   December 31, 1997  4.87%

Worst Quarter:
Quarter Ending:  September 30, 1999  (2.43)%

AVERAGE ANNUAL TOTAL RETURNS          Inception      Year       One        Since
AS OF 12/31/00                             Date   To Date(2)   Year    Inception
--------------------------------------------------------------------------------
Strategy Income Fund                    10/1/96    (0.50)%     7.61%     7.30%
--------------------------------------------------------------------------------
Standard & Poor's Composit 500 Index(3)           (11.86)%    (9.11)%   17.94%
--------------------------------------------------------------------------------
Lehman Government/Credit Bond Index(4)              3.20%     11.84%     6.97%
--------------------------------------------------------------------------------
(1) Total return for the period from 1/1/2001 to 3/31/2001 was (0.50)%.
(2) Year to date performance returns for the funds and the indices are for the period from 1/1/2001 to 3/31/2001.
(3) An unmanaged index of large capitalization stocks. The since inception performance of the index is calculated from 10/31/96.
(4) an unmanaged index of Treasury securities, other securities issued by the U.S. government or its agencies or instrumentalities, and investment grade corporate debt securities. The since inception performance of the index is calculated from 10/31/96.
PERFORMANCE MAY BE LOWER DUE TO RECENT MARKET VOLATILITY.


                             4      FUND PROFILE - First American Strategy Funds

FIRST AMERICAN STRATEGY FUNDS CONTINUED

--------------------------------------------------------------------------------
FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the funds. The funds do not impose any sales charges (loads) when you buy, sell or exchange shares. In addition, when you hold shares of one of the funds, you indirectly pay a portion of that fund's operating expenses. The figures below are based on fund expenses during the fiscal year ended September 30, 2000.1 As illustrated in other tables under this caption, fund shareholders also indirectly bear a portion of the underlying funds' expenses.

                                                                  Aggressive                      Growth and
                                                                 Growth Fund     Growth Fund     Income Fund    Income Fund
---------------------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES
(fees paid directly from your investment)
---------------------------------------------------------------------------------------------------------------------------
 MAXIMUM SALES CHARGE (LOAD)2                                       5.25%           5.25%           5.25%           5.25%
 MAXIMUM DEFERRED SALES CHARGE (LOAD)                               None            None            None            None

ANNUAL FUND OPERATING EXPENSES AS A % OF AVERAGE NET ASSETS
(expenses that are deducted from fund assets)
---------------------------------------------------------------------------------------------------------------------------
 Management Fees                                                    0.25%           0.25%           0.25%           0.25%
 Distribution and Service (12b-1) Fees                              None            None            None            None
 Other Expenses
  Shareholder Servicing Fee                                         0.25%           0.25%           0.25%           0.25%
  Miscellaneous                                                     0.25%           0.24%           0.20%           0.27%
 TOTAL                                                              0.75%           0.74%           0.70%           0.77%
---------------------------------------------------------------------------------------------------------------------------

(1) Actual expenses for the fiscal year were lower than those shown in the table because of voluntary fee waivers and expense reimbursements by the advisor. The net expenses the fund actually paid after waivers for the fiscal year ended September 30, 2000, were:

  Waiver of Fund Expenses                                          (0.41)%         (0.40)%         (0.36)%         (0.44)%
  TOTAL ACTUAL ANNUAL OPERATING EXPENSES (AFTER WAIVERS)            0.34%           0.34%           0.34%           0.33%

THE ADVISOR INTENDS TO WAIVE FEES AND REIMBURSE EXPENSES DURING THE CURRENT FISCAL YEAR SO THAT TOTAL OPERATING EXPENSES FOR EACH FUND DO NOT EXCEED 0.40%. WAIVERS AND REIMBURSEMENTS MAY BE DISCONTINUED AT ANY TIME.

(2) The maximum sales charge of 5.25% is waived for 401(k) plan investors.

--------------------------------------------------------------------------------
RANGES OF COMBINED DIRECT AND INDIRECT EXPENSE RATIOS

As noted above, in addition to the funds' direct expenses, fund shareholders also indirectly bear their proportionate share of the underlying funds' expenses. The following table lists the ranges of combined direct and indirect expense ratios borne by fund shareholders, taking into account underlying fund expenses indirectly borne by fund shareholders. Ranges are presented because the underlying funds' expense ratios differ from one another, so that the actual combined direct and indirect expense ratios of the funds will depend on the allocation of fund assets among the underlying funds. Information concerning the underlying funds' expense ratios is listed under "Underlying Fund Expense Ratios" on the next page.

RANGES OF COMBINED DIRECT
AND INDIRECT EXPENSE RATIOS             Aggressive                            Growth and
AS A % OF AVERAGE NET ASSETS1          Growth Fund        Growth Fund        Income Fund       Income Fund
----------------------------------------------------------------------------------------------------------
                                    1.50% to 2.00%     1.49% to 1.96%     1.45% to 1.85%    1.54% to 1.82%
----------------------------------------------------------------------------------------------------------

(1) The underlying funds' advisor intends to waive fees during the current fiscal year so that expense ratios do not exceed certain levels, as set forth in footnote 1 to the Underlying Fund Expense Ratios table on the next page. In addition, the funds' advisor intends to waive fees and reimburse expenses during the current fiscal year so that total operating expenses for each fund do not exceed 0.40%. Taking these waivers and reimbursements into account, the ranges of combined direct and indirect expense ratios would be 0.75% to 1.47% for Aggressive Growth Fund, 0.78% to 1.45% for Growth Fund, 0.83% to 1.38% for Growth and Income Fund, and 0.88% to 1.26% for Income Fund. Waivers and reimbursements may be discontinued at any time.


                             5      FUND PROFILE - First American Strategy Funds

FIRST AMERICAN STRATEGY FUNDS CONTINUED

--------------------------------------------------------------------------------

 EXAMPLE This example is intended to help you compare the cost of investing in the funds with the cost of investing in other mutual funds. It is based upon the midpoint of the expense ranges set forth above, and assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that each fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your cost would be:

                  Aggressive                      Growth and
                 Growth Fund     Growth Fund     Income Fund    Income Fund
--------------------------------------------------------------------------------
   1 year          $  178          $  175          $  168         $  171
   3 years         $  551          $  543          $  520         $  530
   5 years         $  949          $  935          $  897         $  913
  10 years         $2,062          $2,034          $1,954         $1,987

Underlying Fund Expense Ratios

The table below lists the expense ratios of the underlying funds. Information in the table is for Class Y shares of the underlying funds, which is the only class in which the funds will invest. The ratios presented are based on expenses during the fiscal year ended September 30, 2000.1

  Underlying Fund                                                  Expense Ratio
--------------------------------------------------------------------------------
  Equity Income Fund                                                       0.89%
  Equity Index Fund                                                        0.89%
  Large Cap Growth Fund                                                    0.89%
  Large Cap Value Fund                                                     0.88%
  Mid Cap Growth Fund                                                      0.92%
  Mid Cap Value Fund                                                       0.94%
  Small Cap Growth Fund                                                    0.89%
  Small Cap Value Fund                                                     0.91%
  Real Estate Securities Fund                                              0.99%
  International Fund                                                       1.51%
  Emerging Markets Fund                                                    1.64%
  Fixed Income Fund                                                        0.89%
  Strategic Income Fund                                                    0.91%
  Prime Obligations Fund                                                   0.51%
--------------------------------------------------------------------------------
(1) Actual expense ratios for the fiscal year were lower than those shown in the table because of voluntary fee waivers by the advisor. The advisor intends to waive fees during the current fiscal year so that expense ratios do not exceed the following amounts: Equity Income Fund, 0.75%; Equity Index Fund, 0.35%; Large Cap Growth Fund, 0.80%; Large Cap Value Fund, 0.80%; Mid Cap Growth Fund, 0.90%; Mid Cap Value Fund, 0.90%; Small Cap Growth Fund, 0.89%; Small Cap Value Fund, 0.89%; Real Estate Securities Fund, 0.80%; International Fund, 1.35%; Emerging Markets Fund, 1.45%; Fixed Income Fund, 0.70%; Strategic Income Fund, 0.90%; and Prime Obligations Fund, 0.47%. Fee waivers may be discontinued at any time.


                             6      FUND PROFILE - First American Strategy Funds

FIRST AMERICAN STRATEGY FUNDS CONTINUED

--------------------------------------------------------------------------------
MANAGEMENT OF THE FUNDS

U.S. Bank National Association (U.S. Bank), acting through its First American Asset Management division, is the funds' investment advisor. First American Asset Management provides investment management services to individuals and institutions, including corporations, foundations, pensions, and retirement plans. As of September 30, 2000, it had more than $77 billion in assets under management, including investment company assets of more than $33 billion. As investment advisor, First American Asset Management manages the funds' business and investment activities, subject to the authority of the board of directors.

The funds are managed by a team of persons associated with First American Asset Management.

--------------------------------------------------------------------------------
REVIEWING INVESTMENT OPTIONS

You may review and make changes to your investment options by calling U-Connect at 1-800-806-7009 or logging on to the U.S. Bancorp 401(k) Savings Plan Web site at www.rsweb.com/60587.

--------------------------------------------------------------------------------
FUND DISTRIBUTIONS AND TAXES

Distributions may be requested by calling U-Connect at 1-800-806-7009.

Distributions from the U.S. Bancorp 401(k) Savings Plan are generally taxable and subject to withholding in the current year unless the participant requests a direct rollover to an IRA or another qualified plan. Certain distributions such as distributions from an employee's after-tax account or, in some circumstances, portions of distributions made after a participant has attained age 701/2 may not be rolled over to an IRA or another qualified plan. Generally, an employee's distribution will be taxed at ordinary income tax rates. Distributions made before a participant attains age 591/2 are subject to a 10% penalty tax unless an exception applies.

Participants in the U.S. Bancorp 401(k) Savings Plan will not be taxed on pretax earnings reductions or on employer contributions at the time such amounts are allocated to their accounts. Pretax contributions, however, are subject to tax under FICA and FUTA. Participants will not be taxed on the income earned on any securities in the trust fund until they are withdrawn or distributed under the Plan.

To inquire about or initiate loans against your 401(k) Savings Plan, call U-Connect at 1-800-806-7009 or log on to the Internet Web site at www.rsweb.com/60587.



FIRST AMERICAN FUNDS P.O. Box 1330, Minneapolis, MN 55440-1330

First American Asset Management, a division of U.S. Bank National Association, serves as the investment advisor to the First American Funds.

First American Funds are distributed by SEI Investment Distribution Co. which is located in Oaks, PA 19456 and is not an affiliate of U.S. Bank.

04/2001 FPRY-STRAT-01


                             7      FUND PROFILE - First American Strategy Funds

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